Condensed Financial Information of TransUnion Holding Company, Inc. (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	10 Months Ended
	Jun. 15, 2010	Dec. 31, 2012 Trans Union Holding Company Parent	Dec. 31, 2012 Trans Union Holding Company Parent 9.625% Senior Note	Dec. 31, 2012 Trans Union Holding Company Parent 8.125 % Senior Note
Current assets:
Other current assets		$ 5.7
Total current assets		5.7
Other assets		1,700.7
Total assets		1,706.4
Current liabilities:
Trade accounts payable		0.9
Other current liabilities		22.4
Total current liabilities		23.3
Long-term debt		998.0
Other liabilities		0.1
Total liabilities		1,021.4
Stockholders' equity:
Common stock, $0.01 par value; 200.0 million shares authorized at December 31, 2012, 110.2 million shares issued and 110.1 million shares outstanding as of December 31, 2012		1.1
Additional paid-in capital		1,109.4
Treasury stock at cost; 0.1 million shares at December 31, 2012		(0.7)
Retained earnings (accumulated deficit)		(400.4)
Accumulated other comprehensive income		(24.4)
Total stockholders' equity		685.0
Total liabilities and stockholders' equity		1,706.4
Statement of Income
Revenue
Operating expenses
Selling, general and administrative		0.9
Total operating expenses		0.9
Operating income (loss)		(0.9)
Non-operating income and expense
Interest expense		(52.2)
Other income and (expense), net		26.5
Total non-operating income and expense		(25.7)
Income (loss) from operations before income taxes		(26.6)
Provision for income taxes	7.5
Net income (loss)		(26.6)
Statement of Cash Flows
Cash used in operating activities		(16.4)
Cash flows from investing activities:
Acquisition of TransUnion Corp.		(1,582.3)
Capital investment in TransUnion Corp.		(80.8)
Cash (used in) provided by investing activities		(1,663.1)
Cash flows from financing activities:
Proceeds from 8.125% notes			600.0	398.0
Debt financing fees		(41.3)
Proceeds from issuance of common stock		1,097.3
Treasury stock purchases		(0.7)
Dividends		(373.8)
Cash provided by financing activities		1,679.5
Net change in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period